Inventories (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Schedule of Inventory, Current
Inventories, net of related reserves for excess and obsolescence, consisted of the following:

	September 30,	December 31,
	2020	2019
Raw materials	$9,676	$9,178
Work in process	1,499	781
Finished goods	18,707	12,959

	$29,882	$22,918

Inventories, net of related reserves, consisted of the following:

	December 31,
	2019	2018
Raw materials	$9,178	$4,711
Work in process	781	1,759
Finished goods	12,959	6,851

	$22,918	$13,321